UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21493

Name of Fund: BlackRock Strategic Dividend AchieversTM Trust (BDT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Strategic Dividend AchieversTM Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2009 (Unaudited)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Automotive—2.1%
Genuine Parts Co.	149,254	$5,286,577

Basic Materials—4.5%
RPM International, Inc.	168,300	2,686,068
Sonoca Products Co.	107,700	2,851,896
Stepan Co.	28,539	1,277,976
Vulcan Materials Co.	97,600	4,634,048

		11,449,988

Building & Development—3.7%
ABM Industries, Inc.	143,530	3,024,177
Masco Corp.	465,170	6,479,818

		9,503,995

Communications—0.9%
Harte-Hanks, Inc.	105,912	1,145,968
Meredith Corp.	45,793	1,212,141

		2,358,109

Consumer Products—19.6%
Avery Denninson Corp.	173,241	4,630,732
Fastenal Co.	138,992	4,943,945
Fortune Brands, Inc.	60,689	2,401,464
H&R Block, Inc.	326,821	5,454,642
Hormel Foods Corp.	148,344	5,327,033
J.M. Smuckers Co.	120,405	6,023,862
Lancaster Colony Corp.	49,800	2,267,892
Meridian Bioscience, Inc.	67,681	1,490,336
Nordstrom, Inc.	210,826	5,574,239
Polaris Industries, Inc.	76,800	2,908,416
SUPERVALU, Inc.	327,700	4,859,791
Universal Corp.	38,208	1,454,579
Vector Group Ltd.	184,589	2,742,993

		50,079,924

Energy—12.1%
American States Water Co.	34,125	1,240,444
Black Hills Corp.	60,400	1,571,004
California Water Service Group	27,259	1,032,298
Helmerich & Payne, Inc.	74,540	2,561,194
Integrys Energy Group, Inc.	83,500	2,820,630
MDU Resources Group, Inc.	142,500	2,868,525
MGE Energy, Inc.	31,571	1,132,452
National Fuel Gas Co.	75,400	3,059,732
New Jersey Resources Corp.	76,559	2,955,177
Northwest Natural Gas Co.	59,121	2,639,162
Otter Tail Corp.	60,461	1,409,346
Peidmont Natural Gas Co.	103,412	2,546,003
UGI Corp.	108,422	2,866,678
WGL Holdings, Inc.	65,785	2,178,799

		30,881,444

Financial Institutions—24.0%
Arthur J. Gallagher & Co.	113,000	2,587,700
Bancfirst Corp.	29,499	1,056,949
BancorpSouth, Inc.	127,854	2,876,715
Bank of Hawaii Corp.	64,500	2,474,865
Bank of the Ozarks, Inc.	49,259	1,245,268
Chemical Financial Corp.	57,945	1,259,145
Cincinnati Financial Corp.	190,842	4,608,834
Community Bank System, Inc.	74,600	1,352,498
Community Trust Bancorp, Inc.	43,115	1,170,572
Cullen/Frost Bankers, Inc.	97,938	4,703,962
Eaton Vance Corp.	178,224	5,100,771
Erie Indemnity Co. Class A	72,976	2,732,951
Federated Investors, Inc.	107,446	2,786,075
First Niagara Financial Group, Inc.	190,915	2,510,532
Harleysville Group, Inc.	50,000	1,551,000
Iberiabank Corp.	25,985	1,217,137
M&T Bank Corp.	87,955	5,129,536
Mercury General Corp.	73,600	2,581,152
Old Republic International Corp.	244,320	2,526,269
Park National Corp.	36,934	2,354,543
S&T Bancorp, Inc.	59,800	819,858
Sterling Bancshares, Inc.	176,778	1,426,598

Common Stocks	Shares	Value

Financial Institutions— (concluded)
Trustmark Corp.	112,308	$2,234,929
United Bankshares, Inc.	90,625	1,836,063
Valley National Bancorp	166,081	2,112,550
WesBanco, Inc.	68,400	1,140,228

		61,396,700

Health Care—2.0%
Beckman Coulter, Inc.	45,491	2,865,478
Mine Safety Appliances Co.	76,500	2,148,885

		5,014,363

Industrials—10.1%
AO Smith Corp.	40,014	1,562,147
Bemis Co., Inc.	97,162	2,557,304
Dover Corp.	151,075	5,138,061
Leggett & Platt, Inc.	137,346	2,382,953
McGrath RentCorp	60,461	1,162,060
Myers Industries, Inc.	124,548	1,225,552
NACCO Industries, Inc.	27,226	1,145,942
Raven Industries, Inc.	49,981	1,434,455
Stanley Works (The)	129,248	5,189,307
Teleflex, Inc.	56,204	2,695,544
Tennant Co.	59,202	1,298,892

		25,792,217

Media—0.6%
Gannet Co., Inc.	234,273	1,639,911

Real Estate—0.4%
W.P. Carey & Co. LLC	38,148	1,035,718

Real Estate Investment Trust—9.2%
EastGroup Properties, Inc.	42,300	1,468,656
Getty Realty Corp.	79,190	1,773,064
HCP, Inc.	78,863	2,031,511
Home Properties, Inc.	49,234	1,757,654
Liberty Property Trust	71,500	1,985,555
National Retail Properties, Inc.	100,441	1,979,692
Realty Income Corp.	77,818	1,834,948
Regency Centers Corp.	47,182	1,513,599
Sovran Self Storage, Inc.	80,380	2,163,830
UDR, Inc.	164,452	1,718,523
Universal Health Realty Income Trust	54,725	1,869,953
Washington Real Estate Investment Trust	67,900	1,737,561
Weingarten Realty Investors	105,432	1,626,816

		23,461,362

Technology—6.2%
Brady Corp.	92,891	2,731,924
Diebold, Inc.	93,430	2,589,880
Linear Technology Corp. (a)	220,100	5,914,087
Pitney Bowes, Inc.	223,075	4,606,499

		15,842,390

Telecommunications—1.0%
CenturyTel, Inc.	83,400	2,617,926

Utilities—2.1%
Atmos Energy Corp.	96,962	2,633,488
Vectren Corp.	113,850	2,796,156

		5,429,644

Total Long-Term Investments (Cost—$281,046,893)—98.5%		251,790,268

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.29% (b)(c)	3,752,271	3,752,271

Total Short-Term Securities (Cost—$3,752,271)—1.5%		3,752,271

Total Investments Before Outstanding Options Written (Cost—$284,799,164*)—100.0%		255,542,539

1	JULY 31, 2009

Schedule of Investments (continued)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(0.7)%
ABM Industries, Inc., Strike Price $17.50, Expires 8/24/09	(130)	$(46,800)
ABM Industries, Inc., Strike Price $20, Expires 9/21/09	(145)	(26,463)
Arthur J. Gallagher & Co., Strike Price $22.50, Expires 8/24/09	(220)	(19,250)
Avery Denninson Corp., Strike Price $30, Expires 9/21/09	(340)	(8,500)
BancorpSouth, Inc., Strike Price $20, Expires 8/24/09	(254)	(64,135)
Bank of Hawaii Corp., Strike Price $35, Expires 9/21/09	(130)	(48,750)
Bank of the Ozarks, Inc., Strike Price $25, Expires 8/24/09	(100)	(10,000)
Beckman Coulter, Inc., Strike Price $60, Expires 8/24/09	(90)	(32,400)
Chemical Financial Corp., Strike Price $22.50, Expires 9/21/09	(120)	(9,900)
Cincinnati Financial Corp., Strike Price $25, Expires 9/21/09	(380)	(22,800)
Cullen/Frost Bankers, Inc., Strike Price $50, Expires 8/24/09	(200)	(10,000)
Dover Corp., Strike Price $35, Expires 9/21/09	(300)	(30,750)
EastGroup Properties, Inc., Strike Price $40, Expires 9/21/09	(2)	(100)
First Niagara Financial Group, Inc., Strike Price $12.50, Expires 9/21/09	(380)	(41,800)
Gannet Co., Inc., Strike Price $5, Expires 8/24/09	(465)	(95,325)
Genuine Parts Co., Strike Price $35, Expires 8/24/09	(300)	(30,000)
HCP, Inc., Strike Price $25, Expires 9/21/09	(155)	(25,575)
Helmerich & Payne, Inc., Strike Price $35, Expires 9/21/09	(150)	(29,250)
Iberiabank Corp., Strike Price $45, Expires 8/24/09	(50)	(12,000)
Integrys Energy Group, Inc., Strike Price $35, Expires 9/21/09	(170)	(12,750)
Liberty Property Trust, Strike Price $25, Expires 8/24/09	(140)	(42,000)
M&T Bank Corp., Strike Price $60, Expires 8/24/09	(175)	(22,312)
Masco Corp., Strike Price $10, Expires 8/24/09	(330)	(130,350)
Masco Corp., Strike Price $10, Expires 9/21/09	(600)	(243,000)
Mercury General Corp., Strike Price $35, Expires 9/21/09	(150)	(21,375)
Meredith Corp., Strike Price $30, Expires 8/24/09	(90)	(2,250)
Meridian Bioscience, Inc., Strike Price $22.50, Expires 8/24/09	(135)	(7,762)
Mine Safety Appliances Co., Strike Price $25, Expires 8/24/09	(150)	(56,250)
National Fuel Gas Co., Strike Price $45, Expires 10/19/09	(27)	(1,552)
New Jersey Resources Corp., Strike Price $40, Expires 9/21/09	(26)	(2,015)
Nordstrom, Inc., Strike Price $22, Expires 8/24/09	(215)	(101,050)
Nordstrom, Inc., Strike Price $23, Expires 8/24/09	(210)	(81,900)
Old Republic International Corp., Strike Price $10, Expires 9/21/09	(500)	(32,500)
Otter Tail Corp., Strike Price $22.50, Expires 8/24/09	(120)	(15,300)
Peidmont Natural Gas Co., Strike Price $25, Expires 8/24/09	(100)	(4,250)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (concluded)
Peidmont Natural Gas Co., Strike Price $25, Expires 9/21/09	(100)	$(7,500)
Pitney Bowes, Inc., Strike Price $22.50, Expires 8/24/09	(200)	(1,500)
Pitney Bowes, Inc., Strike Price $25, Expires 10/19/09	(50)	(750)
Regency Centers Corp., Strike Price $30, Expires 9/21/09	(95)	(29,213)
S&T Bancorp, Inc., Strike Price $15, Expires 9/21/09	(120)	(9,000)
Sonoca Products Co., Strike Price $25, Expires 8/24/09	(215)	(38,163)
Stanley Works (The), Strike Price $35, Expires 8/24/09	(26)	(12,870)
Sterling Bancshares, Inc., Strike Price $7.50, Expires 9/21/09	(350)	(33,250)
SUPERVALU, Inc., Strike Price $15, Expires 9/21/09	(650)	(42,250)
Teleflex, Inc., Strike Price $45, Expires 8/24/09	(108)	(37,260)
Trustmark Corp., Strike Price $22.50, Expires 8/24/09	(150)	(3,750)
United Bankshares, Inc., Strike Price $22.50, Expires 8/24/09	(100)	(44,000)
Universal Corp., Strike Price $40, Expires 8/24/09	(76)	(7,980)
Vector Group Ltd., Strike Price $15, Expires 9/21/09	(370)	(16,650)
Vulcan Materials Co., Strike Price $45, Expires 8/24/09	(195)	(68,250)
Weingarten Realty Investors, Strike Price $15, Expires 9/21/09	(60)	(6,600)

Total Exchange-Traded Call Options Written		(1,699,400)

Over-the-Counter Call Options Written—(0.4)%
American States Water. Co., Strike Price $36.26, Expires 9/14/09, Broker Morgan Stanley & Co., Inc.	(6,800)	(10,841)
AO Smith Corp., Strike Price $35.24, Expires 8/28/09, Broker Citigroup Global Markets	(8,000)	(36,380)
Atmos Energy Corp., Strike Price $26.51, Expires 9/25/09, Broker Credit Suisse First Boston	(19,400)	(19,571)
Bancfirst Corp., Strike Price $43.98, Expires 8/04/09, Broker Goldman Sachs & Co.	(6,000)	(3)
Bemis Co., Inc., Strike Price $27.24, Expires 8/28/09, Broker Morgan Stanley & Co., Inc.	(19,500)	(7,436)
Black Hills Corp., Strike Price $26.89, Expires 9/25/09, Broker Citigroup Global Markets	(12,000)	(6,190)
CenturyTel, Inc., Strike Price $33, Expires 8/25/09, Broker Morgan Stanley & Co., Inc.	(16,500)	(5,317)
Community Bank System, Inc., Strike Price $18.28, Expires 10/02/09, Broker Citigroup Global Markets	(15,000)	(9,555)
Diebold, Inc., Strike Price $26.75, Expires 8/27/09, Broker Goldman Sachs & Co.	(19,000)	(35,150)
EastGroup Properties, Inc., Strike Price $38.53, Expires 9/14/09, Broker Credit Suisse First Boston	(8,200)	(3,130)
Eaton Vance Corp., Strike Price $28.25, Expires 8/25/09, Broker Jefferies & Co., Inc.	(350)	(44,190)

JULY 31, 2009	2

Schedule of Investments (continued)	BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Erie Indemnity Co. Class A, Strike Price $37.92, Expires 8/05/09, Broker Citigroup Global Markets	(8,000)	$(2,888)
Erie Indemnity Co. Class A, Strike Price $38.50, Expires 8/04/09, Broker Citigroup Global Markets	(6,000)	(1,073)
Fastnel Co., Strike Price $36.50, Expires 8/27/09, Broker Morgan Stanley & Co., Inc.	(28,000)	(25,788)
Federated Investors, Inc., Strike Price $26.43, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(21,000)	(9,158)
Fortune Brands, Inc., Strike Price $37.76, Expires 8/28/09, Broker Goldman Sachs & Co.	(12,000)	(25,063)
H&R Block, Inc., Strike Price $16.89, Expires 8/17/09, Broker Citigroup Global Markets	(65,000)	(19,386)
Harleysville Group, Inc., Strike Price $30.59, Expires 9/14/09, Broker Credit Suisse First Boston	(10,000)	(19,700)
Home Properties, Inc., Strike Price $37.50, Expires 8/05/09, Broker Goldman Sachs & Co.	(10,000)	(523)
Hormel Foods Corp., Strike Price $33.84, Expires 8/05/09, Broker Citigroup Global Markets	(32,000)	(74,880)
J.M. Smuckers Co., Strike Price $50.36, Expires 8/31/09, Broker Morgan Stanley & Co., Inc.	(24,000)	(41,114)
Linear Technology Corp., Strike Price $25.50, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(44,000)	(67,320)
McGrath Rentcorp, Strike Price $19.89, Expires 9/25/09, Broker Morgan Stanley & Co., Inc.	(12,000)	(21,120)
MDU Resources Group, Inc., Strike Price $21.27, Expires 9/25/09, Broker Citigroup Global Markets	(28,500)	(11,941)
National Fuel Gas Co., Strike Price $40.61, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(12,300)	(11,561)
National Retail Properties, Inc., Strike Price $17.60, Expires 8/21/09, Broker Credit Suisse First Boston	(20,000)	(42,354)
New Jersey Resources Corp., Strike Price $41.51, Expires 9/25/09, Broker Citigroup Global Markets	(12,700)	(7,373)
Northwest Natural Gas Co., Strike Price $47.25, Expires 8/28/09, Broker Morgan Stanley & Co., Inc.	(11,800)	(4,789)
Park National Corp., Strike Price $70, Expires 8/04/09, Broker Goldman Sachs & Co.	(5,000)	(246)
Park National Corp., Strike Price $76.54, Expires 8/04/09, Broker Goldman Sachs & Co.	(2,000)	—
Pitney Bowes, Inc., Strike Price $22.50, Expires 9/18/09, Broker Morgan Stanley & Co., Inc.	(20,000)	(3,648)
Polaris Industries, Inc., Strike Price $31, Expires 8/25/09, Broker Jefferies & Co., Inc.	(150)	(111,000)
Realty Income Corp., Strike Price $23.50, Expires 9/18/09, Broker Citigroup Global Markets	(15,500)	(13,980)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (concluded)
RPM International, Inc., Strike Price $15.50, Expires 9/24/09, Broker Citigroup Global Markets	(33,000)	$(23,011)
Sovran Self Storage, Inc., Strike Price $25.16, Expires 8/05/09, Broker Citigroup Global Markets	(16,000)	(28,329)
Stanley Works (The), Strike Price $37.30, Expires 8/21/09, Broker JPMorgan Chase Securities	(23,000)	(66,906)
Stepan Co., Strike Price $47, Expires 9/24/09, Broker Goldman Sachs & Co.	(5,000)	(14,650)
UDR, Inc., Strike Price $11, Expires 8/12/09, Broker Jefferies & Co., Inc.	(260)	(2,715)
UGI Corp., Strike Price $25.18, Expires 8/05/09, Broker Goldman Sachs & Co.	(21,500)	(32,895)
Universal Health Realty Income Trust, Strike Price $34.04, Expires 9/14/09, Broker Credit Suisse First Boston	(11,000)	(20,460)
Valley National Bancorp, Strike Price $13.49, Expires 9/28/09, Broker Citigroup Global Markets	(33,200)	(3,386)
Vectren Corp., Strike Price $24.31, Expires 8/04/09, Broker UBS Securities LLC	(22,500)	(8,167)
W.P. Carey & Co. LLC, Strike Price $28.24, Expires 9/14/09, Broker Goldman Sachs & Co.	(7,000)	(4,808)
Washington Real Estate Investment Trust, Strike Price $26.27, Expires 9/14/09, Broker Morgan Stanley & Co., Inc.	(13,500)	(7,965)
Weingarten Realty Investors, Strike Price $16.23, Expires 9/14/09, Broker Morgan Stanley & Co., Inc.	(15,000)	(7,600)

Total Over-the-Counter Call Options Written		(913,560)

Total Options Written (Premiums Received $1,474,615)—(1.1)%		(2,612,960)

Total Investments Net of Outstanding Options Written—98.9%		252,929,579
Other Assets in Excess of Liabilities—1.1%		2,833,932

Net Assets—100.0%		$255,763,511

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$284,194,774

Gross unrealized appreciation	$16,197,645
Gross unrealized depreciation	(44,849,880)

Net unrealized depreciation	$(28,652,235)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Represents current yield as of report date.

(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	3,752,271	$40,178

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

3	JULY 31, 2009

Schedule of Investments (continued)	BlackRock Strategic Dividend Achievers™ Trust (BDT) (Percentages shown are based on Net Assets)

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$251,790,268
Short-Term Securities	3,752,271
Total Level 1	255,542,539
Level 2	—
Level 3	—

Total	$255,542,539

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments[2]

Liabilities

Level 1	$(1,699,400)
Level 2	(913,560)
Level 3	—

Total	$(2,612,960)

[2]	Other financial instruments are options written and are shown at market value.

JULY 31, 2009	4

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Dividend AchieversTM Trust

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Strategic Dividend AchieversTM Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Strategic Dividend AchieversTM Trust

Date: September 22, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Strategic Dividend AchieversTM Trust

Date: September 22, 2009